Consolidated Statements of Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Income (Loss)
Sales	$ 1,062,037	$ 842,428
Cost of sales	718,430	652,403
Mine operating income	343,607	190,025
Other Expenses [abstract]
General and administration	76,085	64,073
Foreign exchange loss	12,412	10,885
Impairment of mineral properties, plant and equipment		90,615
Write-off of mineral properties	14,485	5,985
Other expenses	12,579	18,874
Operating expenses (income), total	115,561	190,432
Operating income (loss)	228,046	(407)
Other income (loss)
Investment gains	9,716	12,395
Interest and finance costs, net	(25,553)	(21,790)
Loss on derivatives		(1,249)
Financial income (expense), total	(15,837)	(10,644)
Income (loss) before income taxes	212,209	(11,051)
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Current income tax expense	96,468	42,636
Deferred income tax recovery	(26,165)	(10,057)
Total tax expense	70,303	32,579
Net income (loss)	141,906	(43,630)
Net income (loss) attributable to:
Fortuna shareholders	128,735	(50,836)
Non-controlling interests	$ 13,171	$ 7,206
Earnings (loss) per share
Basic	$ 0.42	$ (0.17)
Diluted	$ 0.41	$ (0.17)
Weighted average number of common shares outstanding (000's)
Basic	308,885	295,067
Diluted	310,747	295,067